Derivative financial instruments, Breakdown of maturities of notional and fair value amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Loss on cash flow hedges	$ 38,187	$ 58,292	$ 58,381
Cap [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	1,432,224	857,278
Fair value	$ 94,192	$ 9,550
Cap [Member] | Up to 1 Year [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	245,147	71,386
Fair value	$ 10,868	$ 678
Cap [Member] | Between 1 and 2 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	310,393	304,930
Fair value	$ 17,860	$ 1,810
Cap [Member] | Between 2 and 3 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	217,498	262,973
Fair value	$ 12,257	$ 2,268
Cap [Member] | Subsequent Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	659,186	217,989
Fair value	$ 53,208	$ 4,794
Swap [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	542,376	1,478,515
Fair value	$ (12,159)	$ (206,763)
Swap [Member] | Up to 1 Year [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	47,029	106,191
Fair value	$ (991)	$ (15,039)
Swap [Member] | Between 1 and 2 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	102,476	240,197
Fair value	$ (2,189)	$ (33,670)
Swap [Member] | Between 2 and 3 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	112,855	271,350
Fair value	$ (2,851)	$ (39,834)
Swap [Member] | Subsequent Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	280,016	860,777
Fair value	$ (6,128)	$ (118,220)
Cash Flow Hedge [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Fair value of financial liabilities	$ 16,847	$ 223,453
Interest Rate Derivatives [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	92.00%	92.00%
Percentage of notional amount of corporate debt hedged	96.00%	99.00%
Percent of notional amount of debt hedged in next 12 months	100.00%
Percentage of notional amount of debt hedged in year two	75.00%
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Loss on cash flow hedges	$ (38,187)	$ (58,292)	$ (58,381)
After-tax result accumulated in equity	345,567	171,272
Fair value of financial liabilities	12,159	206,763
Notes Conversion Option [Member] | Cash Flow Hedge [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Fair value of financial liabilities	$ 4,688	$ 16,690